SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deferred revenue, beginning	$ 219,068	$ 30,046
Customer payments received attributable to contract liabilities for unearned revenue	158,711	263,404
Revenue recognized from fulfilling contract liabilities	245,985	74,381
Deferred revenue, ending	$ 131,794	$ 219,068